Risk Management - Debt Securities and Private Placements Portfolio by Sector and Industry (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Carrying value	$ 260,289	$ 257,755
% of total	100.00%	100.00%
Government and agency
Disclosure of credit risk exposure [line items]
Carrying value	$ 88,376	$ 84,739
% of total	34.00%	33.00%
Utilities
Disclosure of credit risk exposure [line items]
Carrying value	$ 45,812	$ 45,952
% of total	18.00%	18.00%
Financial
Disclosure of credit risk exposure [line items]
Carrying value	$ 38,656	$ 39,069
% of total	15.00%	15.00%
Consumer
Disclosure of credit risk exposure [line items]
Carrying value	$ 31,529	$ 31,181
% of total	12.00%	12.00%
Energy
Disclosure of credit risk exposure [line items]
Carrying value	$ 15,840	$ 15,782
% of total	6.00%	6.00%
Industrial
Disclosure of credit risk exposure [line items]
Carrying value	$ 24,233	$ 24,209
% of total	9.00%	9.00%
Other
Disclosure of credit risk exposure [line items]
Carrying value	$ 15,843	$ 16,823
% of total	6.00%	7.00%